INCOME TAXES - Deferred taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax assets	$ 274	$ 228
Deferred tax liabilities	(36)	(115)
Net deferred tax position	$ 238	$ 113